Segments, Customers And Geographic Information (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details) (Sales Revenue [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.40%	11.60%	13.40%